Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Non-Current Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful non-current receivables:
Balance at beginning of year	¥ 875	¥ 932	¥ 770
Provision (Reversal)	(223)	(43)	259
Charge-offs		(13)	(93)
Other	2	(1)	(4)
Balance at end of year	¥ 654	¥ 875	¥ 932